Revenue - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [Line Items]
Revenue	$ 74,236	$ 64,301
Zinc concentrate sales [Member]
Revenue [Line Items]
Revenue	83,862	76,322
Zinc concentrate provisional pricing adjustments – prior year [Member]
Revenue [Line Items]
Revenue	(2,325)	(125)
Zinc concentrate provisional pricing adjustments – current year [Member]
Revenue [Line Items]
Revenue	229	(331)
Smelting and refining charges [Member]
Revenue [Line Items]
Revenue	$ (7,530)	$ (11,565)